                            CITISTREET FUNDS, INC.

                                   I SHARES

                       SUPPLEMENT DATED MARCH 3, 2003
                       TO SUPPLEMENT DATED MAY 1, 2002


Travelers Investment Management Company ("TIMCO") now serves as one of the subadvisers for the Small Company Stock Fund, replacing Salomon Brothers Asset Management Inc ("Salomon Brothers"). Both TIMCO and Salomon Brothers are subsidiaries of Citigroup Inc.

The following is added to page 12 of the prospectus:

        Travelers Investment Management Company ("TIMCO") serves as one of the subadvisers for the Small Company Stock Fund. Its principal offices are at 100 First Stamford Place, Stamford, Connecticut 06902. TIMCO is a subsidiary of Citigroup Inc. and is an affiliate of the Manager. It serves as an investment adviser to a variety of individual and institutional investors, including mutual funds. As of December 31, 2002, TIMCO managed approximately $5.3 billion. The following individual is responsible for the day-to-day management of the portion of the Small Company Stock Fund managed by TIMCO:

        SANDIP BHAGAT is the President and Chief Investment Officer of TIMCO.

Pages 11-13 of the prospectus is revised to delete the references to Salomon Brothers as a subadviser for the Small Company Stock Fund. Salomon Brothers still serves as a subadviser for the Diversified Bond Fund.

The subadviser performance information for the Salomon Brothers Asset Management U.S. Small Capitalization Equity Composite on page 21 of the prospectus and page 3 of the prospectus supplement dated July 30, 2002 is deleted.

                            CITISTREET FUNDS, INC.

                                   R SHARES

                       SUPPLEMENT DATED MARCH 3, 2003
                    TO PROSPECTUS DATED SEPTEMBER 9, 2002


Travelers Investment Management Company ("TIMCO") now serves as one of the subadvisers for the Small Company Stock Fund, replacing Salomon Brothers Asset Management Inc ("Salomon Brothers"). Both TIMCO and Salomon Brothers are subsidiaries of Citigroup Inc.

The following is added to page 12 of the prospectus:

        Travelers Investment Management Company ("TIMCO") serves as one of the subadvisers for the Small Company Stock Fund. Its principal offices are at 100 First Stamford Place, Stamford, Connecticut 06902. TIMCO is a subsidiary of Citigroup Inc. and is an affiliate of the Manager. It serves as an investment adviser to a variety of individual and institutional investors, including mutual funds. As of December 31, 2002, TIMCO managed approximately $5.3 billion. The following individual is responsible for the day-to-day management of the portion of the Small Company Stock Fund managed by TIMCO:

        SANDIP BHAGAT is the President and Chief Investment Officer of TIMCO.

Pages 11-13 of the prospectus is revised to delete the references to Salomon Brothers as a subadviser for the Small Company Stock Fund. Salomon Brothers still serves as a subadviser for the Diversified Bond Fund.

The subadviser performance information for the Salomon Brothers Asset Management U.S. Small Capitalization Equity Composite on page 18 of the prospectus is deleted.